Commitments and Contingent Liabilities (Details) (USD $)	Dec. 31, 2011
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	$ 16,400,000
Operating Leases, Future Minimum Payments, Due in Two Years	13,200,000
Operating Leases, Future Minimum Payments, Due in Three Years	11,400,000
Operating Leases, Future Minimum Payments, Due in Four Years	6,500,000
Operating Leases, Future Minimum Payments, Due in Five Years	6,100,000
Operating Leases, Future Minimum Payments, Due Thereafter	$ 21,900,000